Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee does not grant stock options within four business days before or one business day after the release of a Form 10-Q, 10-K or 8-K that discloses material nonpublic information. The Committee grants stock options once per year on a predetermined date that occurs after the release of the Company’s financial results for the prior fiscal year and before the filing of the Company’s Form 10-K. This allows the market time to evaluate the information provided in the Company’s earnings press release and accompanying earnings call before the Committee grants the stock options.
Award Timing Method	The Committee grants stock options once per year on a predetermined date that occurs after the release of the Company’s financial results for the prior fiscal year and before the filing of the Company’s Form 10-K. This allows the market time to evaluate the information provided in the Company’s earnings press release and accompanying earnings call before the Committee grants the stock options.
Award Timing Predetermined	true
Award Timing MNPI Considered	false